Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease (Details) - USD ($)	Jan. 31, 2023	Oct. 17, 2022	Sep. 06, 2022	Aug. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Leases
2023 – the remainder of the fiscal year	$ 734,733
2024	342,309				$ 1,585,224
2025	122,045				1,539,142
2025					1,516,126
2026					1,533,882
2027					240,688
Thereafter	50,852
Total minimum lease payments	1,249,939				6,415,062
Less: Imputed interest	(77,986)				(1,176,855)
Total	$ 1,171,953	$ 363,000	$ 313,000	$ 120,000	$ 5,238,207	$ 6,083,690